Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions and Divestitures

3. Acquisitions and Divestitures

Alcan Cable North America

On September 4, 2012, the Company completed the acquisition of the North American business of Alcan Cable North America for $151.0 million, subject to additional customary adjustments of $20.3 million as anticipated in the purchase agreement, primarily related to estimated working capital levels at closing. The Company paid $171.3 million in cash to the sellers at closing in consideration for the North American business and expensed $3.3 million in fees and expenses related to the acquisition, reported within SG&A.

Alcan Cable North America employs over 750 employees in North America and is a leading supplier of aluminum strip products and a leading supplier of both electrical and mechanical rod alloys around the globe. The acquisition was completed to create synergies, expand the range of product offerings, increase production capacity and complement the Company’s current investments in Mexico.

The following table represents the purchase price allocation based on the estimated fair values, or other measurements as applicable, of the assets acquired and the liabilities assumed, in millions:

September 4, 2012
Cash	$—
Accounts receivable (1) (2)	74.7
Inventories(2)	70.7
Property, plant and equipment	72.7
Intangible assets	5.9
Goodwill(2)	3.5
Other current and noncurrent assets	2.2

Total assets	$229.7

Current liabilities(2)	$57.1
Other liabilities	1.3

Total liabilities	$58.4

(1)	Accounts receivable is gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.
(2)	Final purchase price accounting includes immaterial adjustments to Goodwill and other working capital accounts of approximately $4.3 million.

The primary factors that contributed to the acquisition price in excess of the fair value of net assets acquired and the establishment of goodwill was the expansion of product lines and production capacity in the United States and Canada as well as the strategic benefit of adding additional presence in the Mexican market. The resulting goodwill is amortizable for tax purposes.

Productora de Cables Procables S.A.S. (“Procables”)

On October 1, 2012, the Company participated in a share subscription for 60% of the outstanding and issued shares of Procables . The existing shareholders immediately prior to the subscription (the “Sellers” or “Minority Shareholders”) maintained control of the remaining 40% of the shares. The Company contributed $27.4 million to Procables in exchange for its 60% ownership interest. Procables used $24.0 million of the proceeds from the subscription to reduce its then existing debt of $48.1 million. The Company and the Minority Shareholders also agreed to certain put and call options with regard to the remaining 40% interest in Procables retained by the Minority Shareholders. For a 36-month period commencing on the fifth anniversary of the closing date, the Minority Shareholders may exercise a put option to sell their entire 40% interest in Procables to the Company. The Company shall be irrevocably obligated to purchase the shares (the “Put Option”). In addition, the Company has a call option (the “Call Option”) to purchase the Minority Shareholders’ 40% interest in Procables, during the 36-month period commencing on the expiration of the Put Option period. The consideration to be exchanged, per share in the event of a Put Option or Call Option shall be the higher of the following (1) the final per share purchase price; or (2) a price per Share based on the Company’s enterprise value equal to seven times the average of its earnings before interest, taxes, depreciation and amortization (“EBITDA”) over the two most recently audited year-end financial statements immediately prior to the option being exercised, minus the 12-month average Net Indebtedness of the Company for the most recent audited fiscal year (“EBITDA average”). Refer to Note 15—Redeemable Noncontrolling Interest for details of the put and call option. The Company expensed $0.6 million in fees and expenses related to the acquisition, reported within SG&A.

Procables employs over 500 employees, through its two manufacturing facilities in Bogota and Barranquilla, Colombia, and offers a broad range of wire and cable products, including low and medium voltage power cables, building wire, industrial, communications, and bare aluminum conductors as well as operating copper and aluminum rod mills. The acquisition of Procables was completed to enhance the Company’s presence in the Andean Region, create synergies, increase production capacity and complement the Company’s existing investments in ROW.

The following table represents the purchase price allocation based on the estimated fair values, or other measurements as applicable, of the assets acquired and the liabilities assumed, in millions:

October 1, 2012
Cash	$28.8
Accounts receivable (1)	28.2
Inventories	19.3
Property, plant and equipment	27.0
Intangible assets	10.6
Goodwill	3.7
Other current and noncurrent assets	4.4

Total assets	$122.0

Current liabilities	$67.8
Other liabilities	8.5

Total liabilities	$76.3

Redeemable noncontrolling interest	$18.3

(1)	Accounts receivable is gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.

The primary factor which contributed to an acquisition price in excess of the fair value of net assets acquired and the establishment of goodwill was the strategy to enhance the Company’s presence in this strategically important market in the Andean Region further solidifying the Company’s geographic coverage throughout the Americas which is one of the most extensive in the wire and cable industry. The resulting goodwill is not amortizable for tax purposes.

Prestolite Wire, LLC (“Prestolite”)

On November 2, 2012, the Company acquired Prestolite for $59.5 million. The operations include two manufacturing locations in Paragould, Arkansas and Nogales, Mexico. The Company expensed $0.6 million in fees and expenses related to the acquisition, reported within SG&A.

Through its manufacturing facilities in the United States and Mexico the business offers a broad range of wire and cable and wire harness products serving predominately transportation OEMs, tier 1 wire harness manufacturers and distribution customers. Prestolite employs over 700 employees.

The following table represents the purchase price allocation based on the estimated fair values, or other measurements as applicable, of the assets acquired and the liabilities assumed, in millions:

November 2, 2012
Cash	$0.7
Accounts receivable (1)	22.7
Inventories	17.3
Property, plant and equipment	24.6
Intangible assets	11.7
Goodwill	7.8
Other current and noncurrent assets	2.0

Total assets	$86.8

Current liabilities	$20.1
Other liabilities	7.2

Total liabilities	$27.3

(1)	Accounts receivable is gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.

The primary factors that contributed to the acquisition price in excess of the fair value of net assets acquired and the establishment of goodwill were the Company’s ability to strategically grow its business with existing customers to capitalize on greater opportunities to offer existing products to new markets, and strengthening of its market strategies for both new and existing specialty industrial OEM and distribution customers. A portion of the goodwill is amortizable for tax purposes.

Alcan Cable China

On December 3, 2012, the Company completed the acquisition of the Chinese business of Alcan Cable (“Alcan Cable China”), a related business of Alcan Cable North America, for $57.7 million. The Company expensed $1.1 million in fees and expenses related to the acquisition, reported within SG&A.

Alcan Cable China employs over 300 employees in China and was completed to create synergies, expand the range of product offerings, increase production capacity and complement the Company’s current investment in China.

The following table represents the purchase price allocation based on the estimated fair values, or other measurements as applicable, of the assets acquired and the liabilities assumed, in millions:

December 3, 2012
Cash	$8.4
Accounts receivable (1)	8.5
Inventories	20.5
Property, plant and equipment(2)	58.8
Intangible assets	—
Goodwill	—
Other current and noncurrent assets	0.2

Total assets	$96.4

Current liabilities	$18.6
Other liabilities(2)	20.1

Total liabilities	$38.7

(1)	Accounts receivable is gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.
(2)	Final purchase price accounting includes immaterial adjustments to Property, plant, and equipment and Other liabilities of approximately $20 million.

The following table presents selected financial information, in millions, except per share data, from the actual condensed consolidated results of operations for the Company for the year ended December 31, 2013, including the operations of the aforementioned acquisitions, and December 31, 2012, respectively, and presents selected financial information from unaudited pro forma condensed consolidated results of operations for the Company for the year ended December 31, 2013 and December 31, 2012, respectively, as though the acquisitions had been completed as of the beginning of that period. This pro forma information is intended to provide information regarding how the Company might have looked if the acquisition had occurred as of January 1, 2011. The pro forma adjustments represent management’s best estimates based on information available at the time the pro forma information was prepared and may differ from the adjustments that may actually have been required. Accordingly, the pro forma financial information should not be relied upon as being indicative of the historical results that would have been realized had the acquisition occurred as of the dates indicated or that may be achieved in the future.

	Year Ended December 31,
	2012	2012	2011	2011
	(as reported)	(unaudited pro forma)	(as reported)	(unaudited pro forma)
Net sales	$6,059.5	$6,804.3	$5,808.2	$6,776.8
Net income (loss) attributable to Company common shareholders	$4.0	$22.7	$54.5	$54.0
Earnings (loss) per common share — assuming dilution	$0.08	$0.44	$1.02	$1.01

The unaudited pro forma results are based on historical results of operations, adjusted for the allocation of purchase price and other acquisition accounting adjustments, and are not necessarily indicative of either future results of operations of results that might have been achieved had the acquisitions been completed on January 1, 2011. The unaudited pro forma financial information does not reflect any (i) integration costs that may be incurred as a result of the acquisition; (ii) synergies, operating efficiencies and costs savings that may result from the acquisition; or (iii) changes in commodities prices subsequent to the dates of such unaudited pro forma financial information. In addition, the unaudited pro forma financial information does not include any transition costs, restructuring costs or recognition of compensation expenses or other one-time charges that may be incurred in connection with integrating the operations of the Company and the acquired companies.

The Company also completed an acquisition in Brazil in 2012. The results of operations of the acquired business have been included in the Consolidated Financial Statements since the date of acquisition, and have been determined to be immaterial for disclosure purposes. There were no material acquisitions in the year ended December 31, 2013. There were no material acquisitions in the year ended December 31, 2011. There were no divestitures in the years ended December 31, 2013, December 31, 2012 and December 31, 2011.